Related Party Balances and Transactions (Details) - Schedule of related party transactions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Total Related Parties	¥ 42,421,345	$ 6,090,995	¥ 87,136,490
Current portion of related party loan	42,421,345		20,000,000	$ 6,090,995
Related party loan – non-current	¥ 42,421,345		67,136,490	$ 6,090,995
Yang Cui [Member]
Related Party Transaction [Line Items]
Total Relationship	Executive director of Beijing WiMi	Executive director of Beijing WiMi
Total Nature	Loan	Loan
Total Related Parties			16,100,000
Shanghai Junei Internet Co. [Member]
Related Party Transaction [Line Items]
Total Relationship	Under common control ofJie Zhao	Under common control ofJie Zhao
Total Nature	Loan	Loan
Total Related Parties	¥ 42,421,345	$ 6,090,995	¥ 71,036,490